Segmental and Geographical Information - Summary of Revenue from External Consumers and Segment Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	$ 1,021,037	$ 602,384	$ 385,966
Americas
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	277,712	175,060	111,349
Europe, Middle East and Africa
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	377,944	240,662	156,507
Asia Pacific
Disclosure Of Operating Segments [Line Items]
Revenue from external consumers	$ 365,381	$ 186,662	$ 118,110